Income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income and expenses [abstract]
Disclosure of revenue from contracts with customers [text block]

	For the year ended December 31, 2021
in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	11,981	38,507	18,652	69,140	—	69,140
Americas other than USA	501	4,576	1,220	6,297	—	6,297
Europe (without Belgium) & Africa	18,749	22,098	62,683	103,530	—	103,530
Belgium	235	1,177	5,535	6,947	—	6,947
Asia Pacific	11,436	7,010	1,090	19,536	—	19,536
Total revenue from contracts with customers	42,902	73,368	89,180	205,450	—	205,450
Type of goods or service
Software revenue (non-medical)	42,902	—	—	42,902	—	42,902
Software revenue (medical)	—	22,856	—	22,856	—	22,856
Medical devices and services	—	50,512	—	50,512	—	50,512
Manufacturing	—	—	89,180	89,180	—	89,180
Other	—	—	—	—	—	—
Total revenue from contracts with customers	42,902	73,368	89,180	205,450	—	205,450
Timing of revenue recognition
Goods/Services transferred at a point in time	19,832	54,355	85,448	159,635	—	159,635
Goods/Services transferred over time	23,070	19,013	3,732	45,815	—	45,815
Total revenue from contracts with customers	42,902	73,368	89,180	205,450	—	205,450

	For the year ended December 31, 2020
in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	11,939	28,173	7,153	47,265	—	47,265
Americas other than USA	533	4,504	260	5,297	—	5,297
Europe (without Belgium) & Africa	15,702	20,781	56,840	93,323	—	93,323
Belgium	112	2,335	4,570	7,017	31	7,048
Asia Pacific	10,768	5,936	812	17,516	—	17,516
Total revenue from contracts with customers	39,054	61,729	69,635	170,418	31	170,449
Type of goods or service
Software revenue (non-medical)	39,054	—	—	39,054	—	39,054
Software revenue (medical)	—	19,808	—	19,808	—	19,808
Medical devices and services	—	41,921	—	41,921	—	41,921
Manufacturing	—	—	69,635	69,635	—	69,635
Other	—	—	—	—	—	—
Total revenue from contracts with customers	39,054	61,729	69,635	170,418	31	170,449
Timing of revenue recognition
Goods/Services transferred at a point in time	15,536	46,286	66,824	128,646	31	128,677
Goods/Services transferred over time	23,518	15,443	2,811	41,772	—	41,772
Total revenue from contracts with customers	39,054	61,729	69,635	170,418	31	170,449

Disclosure of revenue by category [text block]

	For the year ended December 31
in 000€	2021	2020	2019
Software revenue (non-medical)	42,902	39,054	41,654
Software revenue (medical)	22,887	19,808	19,407
Medical devices and services	50,481	41,921	41,401
Manufacturing	89,180	69,635	94,156
Other	—	31	61
Total	205,450	170,449	196,679

Disclosure of contract balances [text block]

	As of December 31,
in 000€	2021	2020
Trade receivables, included in ‘trade and other receivables’	42,814	32,346
Contract assets / contracts in progress	495	749
Contract liabilities / deferred income /advances receive d on contracts	39,324	34,797

Disclosure of Cost of sales [text block]
Cost of sales includ
e
s the following selected information:

	For the year ended December 31
in 000€	2021	2020	2019
Purchase of goods and services	(38,691)	(31,725)	(37,870)
Amortization and depreciation	(11,296)	(11,788)	(10,917)
Payroll expenses	(38,499)	(32,438)	(37,715)
Work in Progress	1,208	(495)	(550)
Total	(87,278)	(76,446)	(87,052)

Disclosure of Research and Development Expense [text block]

	For the year ended December 31
in 000€	2021	2020	2019
Purchase of goods and services	(3,770)	(2,788)	(2,583)
Amortization and depreciation	(1,821)	(1,746)	(1,483)
Payroll expenses	(21,300)	(20,368)	(19,219)
Other	—	(2,202)	(63)
Total	(26,891)	(27,104)	(23,348)

Disclosure of Sales and marketing expenses [text block]

	For the year ended December 31
in 000€	2021	2020	2019
Purchase of goods and services	(6,704)	(5,960)	(9,228)
Amortization and depreciation	(1,892)	(1,946)	(1,346)
Payroll expenses	(40,555)	(36,521)	(42,055)
Other	—	(209)	(360)
Total	(49,151)	(44,636)	(52,989)

Disclosure of General and Administrative Expenses [text block]

	For the year ended December 31
in 000€	2021	2020	2019
Purchase of goods and services	(11,248)	(8,933)	(9,856)
Amortization and depreciation	(2,987)	(2,437)	(3,630)
Payroll expenses	(19,080)	(18,104)	(18,078)
Other	—	137	(222)
Total	(33,315)	(29,337)	(31,786)

Disclosure of net other operating incomes expenses [text block]

	For the year ended December 31
in 000€	2021	2020*	2019
Government grants	4,466	4,473	5,263
Amortization intangibles purchase price allocation	(2,521)	(1,857)	(2,013)
Allowance for doubtful debtors	(58)	(244)	210
Capitalized expenses (asset construction)	223	316	166
Tax Credits	746	1,198	665
Personnel related income	—	—	37
Fair value adjustment Materialise Motion	—	770	—
Impairment Engimplan	—	(2,516)	—
Impairment Metal Belgium (Aldema)	(177)	—	—
Other	723	295	1,104
Total	3,402	2,436	5,432

*	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion.
The Company has received government grants from the Belgian federal and regional governments and from the European Community in the forms of grants linked to certain of its research and development programs and reduced payroll taxes.

Disclosure of Payroll Expenses [text block]

	For the year ended December 31
in 000€	2021	2020	2019
Short-term employee benefits	(93,850)	(82,135)	(87,775)
Social security expenses	(17,076)	(15,691)	(15,647)
Expenses defined contribution plans	(1,250)	(1,150)	(1,033)
Other employee expenses	(7,259)	(8,455)	(12,612)
Total	(119,435)	(107,431)	(117,067)
Total registered employees at the end of the period	2,332	2,162	2,177

Disclosure of financial expenses [text block]

	For the year ended December 31
in 000€	2021	2020	2019
Interest expense	(2,435)	(2,299)	(2,146)
Foreign exchange losses	(1,258)	(2,999)	(832)
Other financial expenses	(408)	(697)	(704)
Total	(4,101)	(5,995)	(3,682)

Disclosure of financial income [text block]

	For the year ended December 31
in 000€	2021	2020	2019
interest income	658	418	386
Foreign exchange gains	4,904	1,668	955
Other finance income	58	366	36
Total	5,620	2,452	1,377